Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

(C.5) Income Taxes

y Accounting Policies, Judgments, and Estimates

We are subject to changing tax laws in multiple jurisdictions within the countries in which we operate. Our ordinary business activities also include transactions where the ultimate tax outcome is uncertain due to different interpretations of tax laws, such as those involving transfer pricing and intercompany transactions between SAP Group entities. In addition, the amount of income taxes we pay is generally subject to ongoing audits by domestic and foreign tax authorities. In determining our worldwide income tax provisions, judgment is involved in assessing whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments and whether to reflect the respective effect of uncertainty based on the most likely amount or the expected value. In applying these judgments, we consider the nature and the individual facts and circumstances of each uncertain tax treatment as well as the specifics of the respective jurisdiction, including applicable tax laws and our interpretation thereof.

The assessment whether a deferred tax asset is impaired requires judgment, as we need to estimate future taxable profits to determine whether the utilization of the deferred tax asset is probable. In evaluating our ability to utilize our deferred tax assets, we consider all available positive and negative evidence, including the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable. Our judgment regarding future taxable income is based on assumptions about future market conditions and future profits of SAP.

Judgment is also required in evaluating whether interest or penalties related to income taxes meet the definition of income taxes, and, if not, whether it is of financial nature. In this judgment, we particularly consider applicable local tax laws and interpretations on IFRS by national standard setters in the area of group financial reporting.

Major Components of Tax Expense

€ millions	2025	2024	2023
Current tax expense
Tax expense for current year	2,711	1,881	1,935
Taxes for prior years	287	53	17
Total current tax expense	2,998	1,934	1,952
Deferred tax expense/income
Origination and reversal of temporary differences	-208	-258	-222
Unused tax losses, research and development tax credits, and foreign tax credits	154	-62	11
Total deferred tax income	-54	-320	-211
 Total income tax expense	2,944	1,614	1,741

Total deferred tax income includes an expense of €58 million (2024: expense of €4 million; 2023: expense of €8 million) related to changes in tax laws and tax rates, mainly due to the gradual reduction of the corporate tax rate in Germany from 15% to 10% for the 2028 to 2032 assessment period. To determine the applicable tax rates, the timing of the reversal of temporary differences was projected consistent with the expected manner of recovery or settlement of the underlying assets and liabilities.

The following table reconciles the expected income tax expense, computed by applying our combined German tax rate of 26.8% (2024: 26.7%; 2023: 26.5%), to the actual income tax expense. Our 2025 combined German tax rate includes a corporate income tax rate of 15.0% (2024: 15.0%; 2023: 15.0%), plus a solidarity surcharge of 5.5% (2024: 5.5%; 2023: 5.5%) thereon, and trade taxes of 11.0% (2024: 10.8%; 2023: 10.7%).

Relationship Between Tax Expense and Profit Before Tax

€ millions, unless otherwise stated	2025	2024	2023
 Profit before tax from continuing operations	10,270	4,764	5,341
Tax expense at applicable tax rate of 26.8% (2024: 26.7%; 2023: 26.5%)	2,750	1,270	1,418
Tax effect of:
Foreign tax rates	-242	-220	-210
Non-deductible expenses	309	325	241
Tax-exempt income	-244	-208	-77
Withholding taxes	282	465	297
Research and development and foreign tax credits	-96	-91	-89
Prior-year taxes	72	-70	-8
Assessment of deferred tax assets, research and development tax credits, and foreign tax credits	53	100	138
Other	60	43	31
 Total income tax expense	2,944	1,614	1,741
Effective tax rate (in %)	28.7	33.9	32.6

Components of Recognized Deferred Tax Assets and Liabilities

€ millions	2025	2024
Deferred tax assets
Intangible assets	1,081	1,128
Property, plant, and equipment	35	39
Leases	369	374
Other financial assets	52	69
Trade and other receivables	136	79
Other non-financial assets	72	48
Pension provisions	200	215
Share-based compensation	172	320
Contract liabilities	1,017	928
Trade and other payables	127	148
Financial liabilities	118	138
Other non-financial liabilities	785	844
Provisions	61	107
Net operating loss carryforwards	172	338
Research and development and foreign tax credits	85	80
Total deferred tax assets (gross)	4,482	4,855
Netting	-2,319	-2,181
/ Total deferred tax assets (net)	2,163	2,674
Deferred tax liabilities
Intangible assets	517	655
Property, plant, and equipment	65	80
Leases	326	336
Other financial assets	330	346
Trade and other receivables	92	79
Other non-financial assets	790	739
Pension provisions	23	28
Share-based compensation	2	5
Contract liabilities	26	21
Trade and other payables	73	44
Financial liabilities	128	157
Other non-financial liabilities	12	12
Provisions	7	5
Total deferred tax liabilities (gross)	2,391	2,507
Netting	-2,319	-2,181
/ Total deferred tax liabilities (net)	72	326

Movement of Deferred Tax Assets and Liabilities

€ millions	2025	2024	2023
Total deferred tax assets (net) at the beginning of the period	2,348	1,930	1,854
Change in items of the Consolidated Income Statements	54	320	211
Change in items of the Consolidated Statements of Comprehensive Income	-1	-2	34
Change in items of the Consolidated Statements of Changes in Equity	-80	155	53
Change in consolidated companies	-14	-122	-128
Other changes (includes mainly currency translation differences)	-216	67	-94
Total deferred tax assets (net) at the end of the period	2,091	2,348	1,930

Items Not Resulting in a Deferred Tax Asset

€ millions	2025	2024	2023
Unused tax losses
Not expiring	628	291	151
Expiring in the following year	6	4	28
Expiring after the following year	287	392	216
Total unused tax losses	921	687	395
Deductible temporary differences	340	375	325
Unused research and development and foreign tax credits
Not expiring	31	41	59
Expiring after the following year	4	8	5
Total unused tax credits	35	49	64

Of the unused tax losses, €133 million (2024: €146 million; 2023: €181 million) relate to U.S. state tax loss carryforwards.

In 2025, SAP Group entities that suffered a tax loss in either the current or the preceding period recognized deferred tax assets amounting to €144 million (2024: €494 million; 2023: €90 million) in excess of deferred tax liabilities. The tax losses resulted mainly from one-time restructuring expenses in 2024, which had no negative impact on profitability or deferred tax asset recoverability.

In connection with investments in subsidiaries, there were temporary taxable differences of approximately €1.4 billion (2024: €1.8 billion) for which no deferred taxes have been recognized because SAP can control the timing of the reversal and it is not probable that the temporary differences will reverse in the foreseeable future.[1]

Global Minimum Tax

SAP falls within the scope of the global minimum taxation rules published by the Organization for Economic Co-operation and Development (OECD) and of the German Minimum Tax Law (Mindeststeuergesetz). As a result, its income tax expense increased by a single-digit million euro sum in 2025 and 2024. SAP has applied the temporary mandatory exception to recognizing and disclosing information about deferred tax assets and liabilities related to the global minimum tax.

Income Tax-Related Litigation

We are subject to ongoing tax audits by domestic and foreign tax authorities. In respect of income taxes, we are currently involved in various proceedings with foreign tax authorities mainly regarding the deductibility of intercompany royalty payments, intercompany services, and other payments. In all cases, we expect that a favorable outcome can only be achieved through litigation. For all of these matters, we have not recorded a provision as we believe that the tax authorities’ claims have no merit and that no adjustment is warranted. If, contrary to our view, the tax authorities were to prevail in their arguments before the court, we would expect to have an additional expense of approximately €1,187 million (2024: €1,250 million) in total (including related interest expenses and penalties of €773 million (2024: €726 million)).

[1] For a more transparent presentation in line with IAS 12, the prior-period comparative amount has been adjusted from undistributed profits to temporary taxable differences.